Quarterly Report
January 31, 2020
MFS®  Global Growth Fund

Portfolio of Investments
1/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 1.0%
United Technologies Corp.	38,766	$5,822,653
Airlines – 0.8%
Aena S.A.	24,939	$4,623,135
Alcoholic Beverages – 3.5%
Ambev S.A., ADR	1,021,793	$4,250,659
Diageo PLC	139,208	5,533,107
Kweichow Moutai Co. Ltd.	32,919	4,896,922
Pernod Ricard S.A.	33,788	5,864,459
		$20,545,147
Apparel Manufacturers – 5.8%
Adidas AG	22,882	$7,252,827
Burberry Group PLC	106,346	2,742,596
Compagnie Financiere Richemont S.A.	55,545	4,073,607
LVMH Moet Hennessy Louis Vuitton SE	20,289	8,894,849
NIKE, Inc., “B”	74,866	7,209,596
VF Corp.	46,971	3,897,184
		$34,070,659
Broadcasting – 0.3%
Walt Disney Co.	13,647	$1,887,516
Brokerage & Asset Managers – 2.2%
Blackstone Group, Inc.	84,326	$5,149,789
Charles Schwab Corp.	171,188	7,797,613
		$12,947,402
Business Services – 10.4%
Accenture PLC, “A”	63,956	$13,124,411
Brenntag AG	47,730	2,481,591
Cognizant Technology Solutions Corp., “A”	118,748	7,288,752
Compass Group PLC	129,623	3,212,808
Equifax, Inc.	43,817	6,568,168
Experian PLC	82,077	2,858,051
Fidelity National Information Services, Inc.	68,673	9,865,563
Fiserv, Inc. (a)	66,745	7,916,625
Intertek Group PLC	35,972	2,736,059
Verisk Analytics, Inc., “A”	30,285	4,920,404
		$60,972,432
Cable TV – 1.5%
Comcast Corp., “A”	200,312	$8,651,475
Chemicals – 1.2%
PPG Industries, Inc.	60,993	$7,309,401
Computer Software – 3.7%
Microsoft Corp.	127,576	$21,717,262
Computer Software - Systems – 1.8%
Apple, Inc.	34,346	$10,630,430

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.3%
Sherwin-Williams Co.	13,154	$7,326,646
Consumer Products – 5.3%
Church & Dwight Co., Inc.	77,792	$5,773,722
Colgate-Palmolive Co.	71,221	5,254,686
Estee Lauder Cos., Inc., “A”	20,075	3,917,837
Kose Corp.	40,200	5,370,202
L’Oréal S.A.	13,390	3,740,760
Reckitt Benckiser Group PLC	85,866	7,121,778
		$31,178,985
Electrical Equipment – 4.3%
Amphenol Corp., “A”	70,473	$7,009,949
Fortive Corp.	109,131	8,177,186
Mettler-Toledo International, Inc. (a)	5,934	4,493,106
TE Connectivity Ltd.	59,480	5,482,867
		$25,163,108
Electronics – 5.5%
Analog Devices, Inc.	58,417	$6,411,266
Samsung Electronics Co. Ltd.	150,333	7,035,464
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	206,153	11,119,893
Texas Instruments, Inc.	62,305	7,517,098
		$32,083,721
Food & Beverages – 3.7%
Chr. Hansen Holding A.S.	8,124	$606,235
Danone S.A.	64,842	5,206,503
Nestle S.A.	112,076	12,378,161
PepsiCo, Inc.	24,816	3,524,368
		$21,715,267
Food & Drug Stores – 0.5%
Sundrug Co. Ltd.	94,300	$3,188,176
Gaming & Lodging – 3.0%
Flutter Entertainment PLC	55,616	$6,317,388
Marriott International, Inc., “A”	79,662	11,157,460
		$17,474,848
General Merchandise – 1.4%
Dollarama, Inc.	249,325	$8,494,835
Health Maintenance Organizations – 0.7%
Cigna Corp.	21,123	$4,063,643
Insurance – 2.8%
Aon PLC	52,147	$11,485,377
Marsh & McLennan Cos., Inc.	44,491	4,976,763
		$16,462,140
Internet – 8.2%
Alibaba Group Holding Ltd., ADR (a)	43,399	$8,965,799
Alphabet, Inc., “A” (a)	16,125	23,103,578
Baidu, Inc., ADR (a)	63,954	7,902,156
Naver Corp.	55,113	8,185,939
		$48,157,472

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 1.1%
Electronic Arts, Inc. (a)	62,292	$6,722,553
Machinery & Tools – 2.8%
Daikin Industries Ltd.	51,400	$7,233,129
Nordson Corp.	42,708	7,211,673
Schindler Holding AG	8,619	2,231,706
		$16,676,508
Medical Equipment – 7.5%
Abbott Laboratories	86,750	$7,559,395
Becton, Dickinson and Co.	34,705	9,550,122
Danaher Corp.	27,554	4,432,612
Stryker Corp.	28,748	6,057,204
Thermo Fisher Scientific, Inc.	27,653	8,660,643
Waters Corp. (a)	34,383	7,694,571
		$43,954,547
Other Banks & Diversified Financials – 5.7%
Credicorp Ltd.	18,727	$3,868,624
HDFC Bank Ltd.	457,117	7,855,693
Julius Baer Group Ltd.	68,971	3,458,575
Mastercard, Inc., “A”	21,476	6,785,127
Visa, Inc., “A”	57,859	11,512,205
		$33,480,224
Pharmaceuticals – 3.0%
Bayer AG	94,888	$7,687,456
Roche Holding AG	30,180	10,161,310
		$17,848,766
Printing & Publishing – 1.1%
Moody's Corp.	24,276	$6,233,834
Railroad & Shipping – 3.1%
Adani Ports and Special Economic Zone Ltd.	532,216	$2,755,150
Canadian National Railway Co.	51,088	4,773,663
Canadian Pacific Railway Ltd.	12,476	3,316,245
Union Pacific Corp.	41,983	7,532,590
		$18,377,648
Restaurants – 0.8%
Starbucks Corp.	58,565	$4,968,069
Specialty Chemicals – 3.6%
Croda International PLC	73,047	$4,807,495
Ecolab, Inc.	29,382	5,762,104
Kansai Paint Co. Ltd.	195,400	4,680,492
Sika AG	20,695	3,727,764
Symrise AG	20,776	2,141,489
		$21,119,344
Specialty Stores – 1.4%
TJX Cos., Inc.	138,253	$8,162,457
Total Common Stocks		$582,030,303

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.2%
Money Market Funds – 1.2%
MFS Institutional Money Market Portfolio, 1.62% (v)	6,933,696	$6,934,389

Other Assets, Less Liabilities – (0.2)%		(1,249,069)
Net Assets – 100.0%		$587,715,623
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,934,389 and $582,030,303, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$358,277,553	$—	$—	$358,277,553
Switzerland	36,031,123	—	—	36,031,123
United Kingdom	29,011,894	—	—	29,011,894
France	23,706,571	—	—	23,706,571
China	16,867,955	4,896,922	—	21,764,877
Japan	—	20,471,999	—	20,471,999
Germany	19,563,363	—	—	19,563,363
Canada	16,584,743	—	—	16,584,743
South Korea	—	15,221,403	—	15,221,403
Other Countries	41,396,777	—	—	41,396,777
Mutual Funds	6,934,389	—	—	6,934,389
Total	$548,374,368	$40,590,324	$—	$588,964,692

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,786,125	$32,763,794	$33,615,356	$207	$(381)	$6,934,389
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$31,659	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2020, are as follows:
United States	61.9%
Switzerland	6.1%
United Kingdom	4.9%
France	4.0%
China	3.7%
Japan	3.5%
Germany	3.3%
Canada	2.8%
South Korea	2.6%
Other Countries	7.2%